Warrants (Tables)	9 Months Ended
Sep. 30, 2013
Warrants Tables
Schedule of Warrants

			Weighted
			Average
		Weighted	Remaining
	Number	Average	Contractual	Intrinsic
	of Units	Exercise Price	Term (in years)	Value

Outstanding at December 31, 2012	454,863	$0.98	4.8	49,277

Granted	150,000	1.00	2.8	22,500

Outstanding at September 30, 2013	604,863	$0.98	4.3	99,827

Exercisable at September 30, 2013	604,863	$0.98	4.3	99,827